CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Preferred Stock Series D Preferred Stock Stock issued for dividends payable	Preferred Stock Series D Preferred Stock Preferred Stock Series D	Preferred Stock Series D Preferred Stock Accrued Salaries	Preferred Stock Series D Preferred Stock	Preferred Stock Series D Common Stock Stock issued for dividends payable	Preferred Stock Series D Common Stock	Preferred Stock Series D Additional Paid-in capital Stock issued for dividends payable	Preferred Stock Series D Additional Paid-in capital	Preferred Stock Series D Stock issued for dividends payable	Preferred Stock Series D	Preferred Stock Series F Preferred Stock Stock issued for dividends payable	Preferred Stock Series F Preferred Stock Preferred Stock Series C	Preferred Stock Series F Preferred Stock Preferred Stock Series D	Preferred Stock Series F Preferred Stock Convertible Debt	Preferred Stock Series F Preferred Stock Accounts Payable	Preferred Stock Series F Preferred Stock Accrued Salaries	Preferred Stock Series F Preferred Stock Debt and Accrued Salaries	Preferred Stock Series F Preferred Stock	Preferred Stock Series F Common Stock Stock issued for dividends payable	Preferred Stock Series F Common Stock	Preferred Stock Series F Additional Paid-in capital Stock issued for dividends payable	Preferred Stock Series F Additional Paid-in capital Convertible Debt	Preferred Stock Series F Additional Paid-in capital Accounts Payable	Preferred Stock Series F Additional Paid-in capital Accrued Salaries	Preferred Stock Series F Additional Paid-in capital Debt and Accrued Salaries	Preferred Stock Series F Additional Paid-in capital	Preferred Stock Series F Stock issued for dividends payable	Preferred Stock Series F Convertible Debt	Preferred Stock Series F Accounts Payable	Preferred Stock Series F Accrued Salaries	Preferred Stock Series F Debt and Accrued Salaries	Preferred Stock Series F	Preferred Stock Series X Preferred Stock Series X Compensation	Preferred Stock Series X Preferred Stock Conversion of Shares to Common Stock	Preferred Stock Series X Preferred Stock	Preferred Stock Series X Common Stock Stock issued for dividends payable	Preferred Stock Series X Common Stock Conversion of Shares to Common Stock	Preferred Stock Series X Common Stock	Preferred Stock Series X Additional Paid-in capital Stock issued for dividends payable	Preferred Stock Series X Additional Paid-in capital Conversion of Shares to Common Stock	Preferred Stock Series X Additional Paid-in capital	Preferred Stock Series X Stock issued for dividends payable	Preferred Stock Series X	Series A Preferred Stock Common Stock	Series A Preferred Stock Additional Paid-in capital	Series A Preferred Stock	Preferred Stock Series C Preferred Stock Preferred Stock Series C	Preferred Stock Series C Preferred Stock	Howe Common Stock	Howe Additional Paid-in capital	Howe	Nonrelated Party Common Stock	Nonrelated Party Additional Paid-in capital	Nonrelated Party	Related Party Common Stock	Related Party Additional Paid-in capital	Related Party	Common Stock Commitments	Common Stock True-up Agreement	Common Stock Shares Previously Subscribed	Common Stock Convertible Debt	Common Stock Accounts Payable and Debt	Common Stock Accounts Payable	Common Stock	Additional Paid-in capital Series X Compensation	Additional Paid-in capital Commitments	Additional Paid-in capital True-up Agreement	Additional Paid-in capital Shares Previously Subscribed	Additional Paid-in capital Preferred Stock Series C	Additional Paid-in capital Preferred Stock Series D	Additional Paid-in capital Convertible Debt	Additional Paid-in capital Accounts Payable and Debt	Additional Paid-in capital Accounts Payable	Additional Paid-in capital	Accumulated Deficit	Common Stock Subscribed Shares Previously Subscribed	Common Stock Subscribed	Series X Compensation	Commitments	True-up Agreement	Preferred Stock Series C	Preferred Stock Series D	Convertible Debt	Accounts Payable and Debt	Accounts Payable	Total
Balance at Dec. 31, 2022				$ 31,000														$ 0																	$ 242													$ 10,476																$ 46,305										$ 29,452,514	$ (48,714,461)		$ 36,575									$ (19,137,349)
Balance (in Shares) at Dec. 31, 2022				3,100,000														0																	24,227													1,047,619																4,630,372
Stock issued for conversion of debt		$ (23,500)	$ (5,000)									$ 22	$ 41	$ 90	$ 2	$ 7	$ 22					$ 9,523,088	$ 146,212	$ 159,899	$ 2,137,033			$ 9,523,178	$ 146,214	$ 154,906	$ 2,137,055							$ 283			$ 60,281		$ 60,564				$ (10,476)														$ 571	$ 1,816	$ 2,476						$ 1,198,450	$ 1,610,965	$ 82,885	$ 3,632	$ 77,027								$ 1,187,996	$ 1,587,506	$ 83,456	$ 5,448	$ 79,503
Stock issued for conversion of debt (in Shares)		(2,350,000)	(500,000)									2,289	4,055	9,027	147	655	2,138																					28,275									(1,047,619)														57,138	181,606	247,776
Forgiveness of related party loans for sale of assets																																																																							$ 2,454,774												$ 2,454,774
Shares sold for cash, net of costs																		$ 17																																																								1,583,483												1,583,500
Shares sold for cash, net of costs (in Shares)																		1,746
Issuance of common stock to a service provider																																																																$ 3,000										894,000												897,000
Issuance of common stock to a service provider (in Shares)																																																																300,000
Shares issued pursuant to legal settlement																																																	$ 222	$ 18,537	$ 18,759
Shares issued pursuant to legal settlement (in Shares)																																																	22,174
Preferred stock dividends																																																																										(1,719,781)												(1,719,781)
Net income (loss)																																																																											(13,332,363)											(13,332,363)
Balance at Dec. 31, 2023				$ 2,500														$ 201																	$ 242													$ 0																$ 55,680										47,856,444	(62,046,824)											$ (14,131,757)
Balance (in Shares) at Dec. 31, 2023				250,000														20,057																	24,227													0																5,567,957
Shares issued																																																										$ 30	$ 947	$ 30						$ 3,778	$ 118,423	$ 36,545								$ (36,575)			$ 3,808	$ 119,370
Shares issued (in Shares)																																																										2,952	94,738	2,926																										247,776
Vesting of stock options issued to employees																																																																										3,732												$ 3,732
Series A Dividends previously satisfied																																													$ 10,967	$ 10,967
Stock issued for conversion of debt																																				$ 661			$ 52,195			$ 52,856
Stock issued for conversion of debt (in Shares)																																				66,070
Preferred stock dividends																																																																										(638,565)												(638,565)
Net income (loss)																																																																											46,524											46,524
Balance at Mar. 31, 2024				$ 2,500														$ 201																	$ 242																													$ 56,341										47,270,074	(62,000,300)											(14,670,942)
Balance (in Shares) at Mar. 31, 2024				250,000														20,057																	24,227																													5,634,027
Balance at Dec. 31, 2023				$ 2,500														$ 201																	$ 242													$ 0																$ 55,680										47,856,444	(62,046,824)											(14,131,757)
Balance (in Shares) at Dec. 31, 2023				250,000														20,057																	24,227													0																5,567,957
Net income (loss)																																																																																						1,711,107
Balance at Sep. 30, 2024				$ 1,500														$ 146																	$ 246																													$ 85,091										48,249,452	(60,335,717)											(11,999,292)
Balance (in Shares) at Sep. 30, 2024				150,000														14,665																	24,587																													8,508,756
Balance at Dec. 31, 2023				$ 2,500														$ 201																	$ 242													$ 0																$ 55,680										47,856,444	(62,046,824)											(14,131,757)
Balance (in Shares) at Dec. 31, 2023				250,000														20,057																	24,227													0																5,567,957
Stock issued for conversion of debt	$ (1,000)				$ 308		$ 100,857		$ 100,165		$ (84)								$ 18,899		$ 968,676						$ 987,491							$ (117)			$ 868	$ 1,411		$ (751)	103,043		104,454									$ 1,541	$ 40,067	$ 41,608	$ 793	$ 362,067	$ 362,860						$ 2,373										$ 59,955												$ 62,328
Stock issued for conversion of debt (in Shares)	(100,000)				30,802						(8,333)								1,889,835															(11,724)			86,788	141,122														154,107			79,298								237,349
Release of true-up obligation on commitment shares																																																																										152,945												152,945
Establishment of derivative liability of conversion feature upon default																																																																										(100,551)												(100,551)
Exchange of Series D and Series F Preferred for Series A Preferred				$ (1,250)														$ (117)																																																								(11,853,882)	703,420											(11,151,829)
Exchange of Series D and Series F Preferred for Series A Preferred (in Shares)				(125,000)														(11,724)
Shares sold for cash, net of costs (in Shares)																																																						237,349			79,298
Preferred stock dividends																																																																										(1,033,729)												(1,033,729)
Net income (loss)																																																																											(2,511,947)											(2,511,947)
Balance at Dec. 31, 2024				$ 250														$ 0																	$ 197													$ 0																$ 97,623										37,341,335	(63,855,351)											(26,415,946)
Balance (in Shares) at Dec. 31, 2024				25,000														0																	19,703													0																9,762,258
Shares issued																																			$ 72						179,928		$ 180,000																					$ 15,750										506,266												$ 522,016
Shares issued (in Shares)																																			7,200																													1,575,000																						300,000
Balance at Mar. 31, 2024				$ 2,500														$ 201																	$ 242																													$ 56,341										47,270,074	(62,000,300)											$ (14,670,942)
Balance (in Shares) at Mar. 31, 2024				250,000														20,057																	24,227																													5,634,027
Stock issued for conversion of debt																																				$ 246			19,396			19,642
Stock issued for conversion of debt (in Shares)																																				24,555
Preferred stock dividends																																																																										(356,890)												(356,890)
Net income (loss)																																																																											(412,445)											(412,445)
Balance at Jun. 30, 2024				$ 2,500														$ 201																	$ 314																													$ 59,587										47,211,508	(62,412,745)											(15,138,635)
Balance (in Shares) at Jun. 30, 2024				250,000														20,057																	31,427																													5,958,582
Shares issued																																	$ 72																															$ 3,000	$ 179,928									99,000				$ 180,000								102,000
Shares issued (in Shares)																																	7,200																															300,000
Stock issued for conversion of debt				$ (1,000)		$ 308		$ 18,867		$ 18,175								$ (55)		$ 15,151						$ 650,489						$ 665,585			$ (68)	$ 256		$ 563	19,396		(495)	19,642										$ 1,456	$ 175,600	$ 177,056	$ 451	$ 37,827	$ 38,278							$ 2,319										58,535												60,854
Stock issued for conversion of debt (in Shares)				(100,000)		30,802												(5,392)		1,515,065															(6,840)	25,573		56,263														145,493			45,092									231,886
Preferred stock dividends																																																																										(23,525)												(23,525)
Net income (loss)																																																																											2,077,028											2,077,028
Balance at Sep. 30, 2024				$ 1,500														$ 146																	$ 246																													$ 85,091										48,249,452	(60,335,717)											(11,999,292)
Balance (in Shares) at Sep. 30, 2024				150,000														14,665																	24,587																													8,508,756
Shares issued																																																																$ 5,000										101,250												106,250
Shares issued (in Shares)																																																																500,000
Balance at Dec. 31, 2024				$ 250														$ 0																	$ 197													$ 0																$ 97,623										37,341,335	(63,855,351)											(26,415,946)
Balance (in Shares) at Dec. 31, 2024				25,000														0																	19,703													0																9,762,258
Stock issued for conversion of debt																																				$ 284			$ 12,030			$ 12,314		$ 13,664	794,539	$ 808,203
Stock issued for conversion of debt (in Shares)																																				28,358								1,366,394
Stock-based compensation																																																																										6,250												6,250
Preferred stock dividends																																																																										(12,702)												(12,702)
Net income (loss)																																																																											3,450,336											3,450,336
Balance at Mar. 31, 2025				$ 250														$ 0																	$ 197																													$ 111,571										38,141,452	(60,405,015)											(22,151,545)
Balance (in Shares) at Mar. 31, 2025				25,000														0																	19,703																													11,157,010
Balance at Dec. 31, 2024				$ 250														$ 0																	$ 197													$ 0																$ 97,623										37,341,335	(63,855,351)											$ (26,415,946)
Balance (in Shares) at Dec. 31, 2024				25,000														0																	19,703													0																9,762,258
Shares sold for cash, net of costs (in Shares)																																											161,042			5,000
Issuance of common stock to a service provider (in Shares)																																																																																						1,225,000
Net income (loss)																																																																																						$ 159,981
Balance at Sep. 30, 2025				$ 0														$ 0																	$ 421																													$ 150,931										39,758,998	(63,695,370)											(23,785,020)
Balance (in Shares) at Sep. 30, 2025				0														0																	42,103																													15,093,055
Balance at Mar. 31, 2025				$ 250														$ 0																	$ 197																													$ 111,571										38,141,452	(60,405,015)											(22,151,545)
Balance (in Shares) at Mar. 31, 2025				25,000														0																	19,703																													11,157,010
Stock issued for conversion of debt				$ (250)		$ 1,500		$ 41,035		$ 42,285																												$ 333			11,981		$ 12,314	$ 4,025	116,269	$ 120,294
Stock issued for conversion of debt (in Shares)				(25,000)		150,000																																33,347						402,450
Stock-based compensation																																																																										6,250												6,250
Preferred stock dividends																																																																										(12,314)												(12,314)
Net income (loss)																																																																											(87,384)											(87,384)
Balance at Jun. 30, 2025				$ 0														$ 0																	$ 197																													$ 117,429										38,304,673	(60,492,399)											(22,070,100)
Balance (in Shares) at Jun. 30, 2025				0														0																	19,703																													11,742,807
Stock issued for conversion of debt																																						$ 993			$ 16,988		$ 17,981	$ 20,259	$ 655,643	$ 675,902
Stock issued for conversion of debt (in Shares)																																						99,336						2,025,910
Stock-based compensation																																			$ 224																													$ 12,250										799,675												812,149
Stock-based compensation (in Shares)																																			22,400																													1,225,000
Preferred stock dividends																																																																										(17,981)												(17,981)
Net income (loss)																																																																											(3,202,971)											(3,202,971)
Balance at Sep. 30, 2025				$ 0														$ 0																	$ 421																													$ 150,931										$ 39,758,998	$ (63,695,370)											$ (23,785,020)
Balance (in Shares) at Sep. 30, 2025				0														0																	42,103																													15,093,055